Variable Interest Entities	6 Months Ended
Jun. 30, 2023
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Variable Interest Entities

Note 15. Variable Interest Entities

There have been no significant changes regarding the entities the Companies consider VIEs as described in Note 16 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

Virginia Power

Virginia Power purchased shared services from DES, an affiliated VIE, of $113 million and $96 million for the three months ended June 30, 2023 and 2022, respectively and $226 million and $194 million for the six months ended June 30, 2023 and 2022, respectively. Virginia Power’s Consolidated Balance Sheets include amounts due to DES of $27 million and $28 million at June 30, 2023 and December 31, 2022, respectively, recorded in payables to affiliates.